Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial liabilities at fair value through profit or loss	$ 434,112	$ 351,417
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	28,762	19,554
Short positions - Securities loans
Financial instruments
Financial liabilities at fair value through profit or loss	28,663	19,123
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	28,345	19,109
Short positions, Securities loans - Equity instruments
Financial instruments
Financial liabilities at fair value through profit or loss	318	14
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	$ 99	$ 431